Cover	Oct. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2025
Entity File Number	000-55680
Entity Registrant Name	Citrine Global Corp.
Entity Central Index Key	0001498067
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Rashi St
Entity Address, City or Town	Yerucham
Entity Address, Country	IL
Entity Address, Postal Zip Code	8050743
City Area Code	+ (972)
Local Phone Number	9 855 1422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	CTGL
Entity Emerging Growth Company	false